Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

20. Subsequent Events

On January 13, 2020, the Company entered into an agreement to acquire a 8,626 TEU container vessel built in 2008 for a gross purchase price of $28.0 million. This vessel was delivered on January 23, 2020 and was renamed to Niledutch Lion.

On February 21, 2020, the Company entered into an agreement to acquire a 8,533 TEU container vessel built in 2005 for a gross purchase price of $23.6 million. This vessel is expected to be delivered by May 30, 2020.